N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	The Variable Annuity Life Insurance Company Separate Account A
Entity Central Index Key	0000354912
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
C000040580 [Member]
Prospectus:
Item 4. Fee Table [Text Block]
In the “
Fee Tables
” section, footnotes 7 and 8 are deleted and replaced as follows:
(7) The Funds with the lowest total annual fund operating expenses are the Goldman Sachs VIT Government Money Market Fund and the Vanguard Long-Term Treasury Fund.
(8) The Funds with the highest total annual fund operating expenses are the American Beacon Bridgeway Large Cap Growth Fund and the Invesco Balanced-Risk Commodity Strategy Fund.

Item 17. Portfolio Companies (N-4) [Text Block]
The following hereby amends the current expenses and performance information in “
Appendix A — Funds Available Under the Contract
” for the following Funds:

Fund – Share Class Adviser/Sub-Adviser	Current Expenses	Platform Charge	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
				1 Year	5 Year	10 Year (or life of fund)

American Beacon Bridgeway Large Cap Growth Fund 3, 5 – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, LLC	1.12%	None	1.12%	-25.44%	8.08%	12.74%*

Vanguard Long-Term Treasury Fund 3 – Investor Shares Adviser: Vanguard	0.21%	None	0.21%	-29.58%	-2.34%	0.46%

* Average Annual Total Returns is since inception of the Fund.

3
A Public Fund. If your Contract is a
tax-deferred
nonqualified annuity that is not part of your employer’s retirement plan, the Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract.

5
This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.

Portfolio Companies [Table Text Block]
The following hereby amends the current expenses and performance information in “
Appendix A — Funds Available Under the Contract
” for the following Funds:

Fund – Share Class Adviser/Sub-Adviser	Current Expenses	Platform Charge	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
				1 Year	5 Year	10 Year (or life of fund)

American Beacon Bridgeway Large Cap Growth Fund 3, 5 – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, LLC	1.12%	None	1.12%	-25.44%	8.08%	12.74%*

Vanguard Long-Term Treasury Fund 3 – Investor Shares Adviser: Vanguard	0.21%	None	0.21%	-29.58%	-2.34%	0.46%

* Average Annual Total Returns is since inception of the Fund.

3
A Public Fund. If your Contract is a
tax-deferred
nonqualified annuity that is not part of your employer’s retirement plan, the Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract.

5
This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.

C000040580 [Member] | American Beacon Bridgeway Large Cap Growth Fund Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Beacon Bridgeway Large Cap Growth Fund 3, 5 – Investor Class	[1],[2]
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Bridgeway Capital Management, LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(25.44%)
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	12.74%	[3]
C000040580 [Member] | Vanguard LongTerm Treasury Fund Investor Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund 3 – Investor Shares	[1]
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(29.58%)
Average Annual Total Returns, 5 Years [Percent]	(2.34%)
Average Annual Total Returns, 10 Years [Percent]	0.46%
C000242994 [Member] | American Beacon Bridgeway Large Cap Growth Fund Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Beacon Bridgeway Large Cap Growth Fund 3, 5 – Investor Class	[1],[2]
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Bridgeway Capital Management, LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(25.44%)
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	12.74%
C000242994 [Member] | Vanguard LongTerm Treasury Fund Investor Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund 3 – Investor Shares	[1]
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(29.58%)
Average Annual Total Returns, 5 Years [Percent]	(2.34%)
Average Annual Total Returns, 10 Years [Percent]	0.46%
C000242995 [Member] | American Beacon Bridgeway Large Cap Growth Fund Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Beacon Bridgeway Large Cap Growth Fund 3, 5 – Investor Class	[1],[2]
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Bridgeway Capital Management, LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(25.44%)
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	12.74%
C000242995 [Member] | Vanguard LongTerm Treasury Fund Investor Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund 3 – Investor Shares	[1]
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(29.58%)
Average Annual Total Returns, 5 Years [Percent]	(2.34%)
Average Annual Total Returns, 10 Years [Percent]	0.46%
C000242996 [Member] | American Beacon Bridgeway Large Cap Growth Fund Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Beacon Bridgeway Large Cap Growth Fund 3, 5 – Investor Class	[1],[2]
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Bridgeway Capital Management, LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(25.44%)
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	12.74%
C000242996 [Member] | Vanguard LongTerm Treasury Fund Investor Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund 3 – Investor Shares	[1]
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(29.58%)
Average Annual Total Returns, 5 Years [Percent]	(2.34%)
Average Annual Total Returns, 10 Years [Percent]	0.46%

[1]	A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract.
[2]	This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.
[3]	Average Annual Total Returns is since inception of the Fund.